Shareholder's capital - Performance Stock Units (Detail) - Performance and restricted share units - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of awards
Beginning balance (in shares)	2,412,043	1,392,132
Granted, including dividends (in shares)	1,313,171	1,471,442
Exercised (in shares)	(968,470)	(344,340)
Forfeited (in shares)	(35,537)	(107,191)
Ending balance (in shares)	2,721,207	2,412,043	1,392,132
Exercisable (in shares)	707,630
Weighted average grant-date fair value
Beginning balance (CAD per share)	$ 14.00	$ 12.75
Granted, including dividends (CAD per share)	19.31	14.69
Exercised (CAD per share)	14.45	11.55
Forfeited (CAD per share)	15.62	13.84
Ending balance (CAD per share)	16.58	$ 14.00	$ 12.75
Exercisable (CAD per share)	$ 12.70
Additional Disclosures
Outstanding, Weighted average remaining contractual term	11 months 4 days	1 year 10 months 9 days	1 year 7 months 6 days
Granted, including dividends, Weighted average remaining contractual term	2 years	2 years
Outstanding, aggregate intrinsic value	$ 44,289	$ 44,309	$ 19,114
Granted, including dividends, aggregate intrinsic value	24,966	16,302
Exercised, aggregate intrinsic value	20,105	5,148
Forfeited, aggregate intrinsic value	745	$ 0
Exercisable, aggregate intrinsic value	$ 14,825